Financial and capital risk management (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	$ 283	$ 124
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	297	115
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	$ (14)	$ 9